Label	Element	Value
Risk/Return:	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2014
Entity Registrant Name	dei_EntityRegistrantName	WESTCORE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000357204
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Westcore Equity Fund | Westcore Growth Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in common stocks of large companies selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 182% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests primarily in the common stock of large-cap companies. The portfolio management team identifies companies with market capitalizations of $2 billion and above at the time of purchase, and that the team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.

  The team implements an investment strategy that is based on the belief that equity prices are correlated with earnings over time. The team develops in-house financial models that reflect its growth expectations and uses several methods to estimate the intrinsic worth of a business, with an emphasis on sector-specific valuation metrics. Through independent, fundamental research, the team seeks to identify catalysts it believes should lead to improving company fundamentals and/or accelerating growth.

  The team seeks to manage risk through its valuation discipline and in-depth fundamental research and portfolio structure. With respect to portfolio structure, the team maintains guidelines to typically maintain exposure to most sectors within the benchmark. However, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

  The team adheres to key growth criteria to identify large-cap growth companies that it believes have sustainable competitive advantages. Key attributes the team looks for include superior management, dominant or increasing market share, established brand position, fundamental catalysts for additional growth, financial strength and flexibility, and operations in an attractive and growing industry. The team strives to fully understand the drivers of growth and profitability for each company and the dynamics of the industry in which a company operates.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests primarily in the common stock of large-cap companies. The portfolio management team identifies companies with market capitalizations of $2 billion and above at the time of purchase that the team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk.As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Portfolio Management Risk.The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Indirect Foreign Exposure Risk.Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

  Portfolio Turnover Risk.A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE(2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 3/31/2012 17.74% Lowest Quarterly Return: 12/31/2008 (23.08)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore Growth Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTEIX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	$ 12.00
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[1]
One Year	rr_ExpenseExampleYear01	111
Three Years	rr_ExpenseExampleYear03	347
Five Years	rr_ExpenseExampleYear05	601
Ten Years	rr_ExpenseExampleYear10	1,327
2004	rr_AnnualReturn2004	11.18%
2005	rr_AnnualReturn2005	6.23%
2006	rr_AnnualReturn2006	4.60%
2007	rr_AnnualReturn2007	22.48%
2008	rr_AnnualReturn2008	(45.33%)
2009	rr_AnnualReturn2009	39.54%
2010	rr_AnnualReturn2010	15.26%
2011	rr_AnnualReturn2011	(0.64%)
Annual Return 2012	rr_AnnualReturn2012	15.13%
Annual Return 2013	rr_AnnualReturn2013	32.93%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.93%
5 Years	rr_AverageAnnualReturnYear05	19.59%
10 Years	rr_AverageAnnualReturnYear10	7.30%
Westcore Equity Fund | Westcore Growth Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.66%
5 Years	rr_AverageAnnualReturnYear05	18.37%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Westcore Equity Fund | Westcore Growth Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.68%
5 Years	rr_AverageAnnualReturnYear05	15.68%
10 Years	rr_AverageAnnualReturnYear10	5.73%
Westcore Equity Fund | Westcore Growth Fund | Retail Class | Russell 1000 Growth Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.49%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Westcore Equity Fund | Westcore Growth Fund | Institutional Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WILGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[1]
One Year	rr_ExpenseExampleYear01	91
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	603
Ten Years	rr_ExpenseExampleYear10	1,362
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.13%
5 Years	rr_AverageAnnualReturnYear05	19.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Equity Fund | Westcore Growth Fund | Institutional Class | Russell 1000 Growth Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.49%
5 Years	rr_AverageAnnualReturnYear05	20.39%
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Equity Fund | Westcore MIDCO Growth Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MIDCO GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore MIDCO Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in medium-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund emphasizes investments in medium-sized companies that the team believes to have attractive growth prospects for earnings and/or cash flows.

  Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in mid-cap companies.

  The Fund currently considers 'mid-cap companies' to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Growth Index, at the time of purchase. The team typically maintains a range within the parameters of the benchmark index to further narrow the universe of mid-cap companies. As of the most recent reconstitution of the benchmark index on June 28, 2013, the benchmark capitalization range was $519 million to $30.3 billion. As of March 31, 2014, the weighted average market capitalization of the benchmark index was approximately $12.5 billion as compared to approximately $11.4 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

  The team implements an investment strategy primarily through independent 'bottom-up' fundamental research. The team constructs a portfolio designed to generate alpha (which the team understands to mean the risk adjusted excess return relative to the Fund's benchmark) primarily through stock selection.

  The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes to understand what assumptions are implied in a stock's current price, and to generate an expected value for each stock, based on the team's internally generated forecasts.

  With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in mid-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk.As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Portfolio Management Risk.The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Indirect Foreign Exposure Risk.Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

  Portfolio Turnover Risk.A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 03/31/2012 17.74% Lowest Quarterly Return: 12/31/2008 (23.08)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore MIDCO Growth Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTMGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
One Year	rr_ExpenseExampleYear01	107
Three Years	rr_ExpenseExampleYear03	334
Five Years	rr_ExpenseExampleYear05	579
Ten Years	rr_ExpenseExampleYear10	1,281
2004	rr_AnnualReturn2004	12.48%
2005	rr_AnnualReturn2005	4.64%
2006	rr_AnnualReturn2006	12.15%
2007	rr_AnnualReturn2007	11.37%
2008	rr_AnnualReturn2008	(44.92%)
2009	rr_AnnualReturn2009	46.48%
2010	rr_AnnualReturn2010	30.19%
2011	rr_AnnualReturn2011	(7.20%)
Annual Return 2012	rr_AnnualReturn2012	4.64%
Annual Return 2013	rr_AnnualReturn2013	44.67%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	44.67%
5 Years	rr_AverageAnnualReturnYear05	21.79%
10 Years	rr_AverageAnnualReturnYear10	8.05%
Westcore Equity Fund | Westcore MIDCO Growth Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	32.64%
5 Years	rr_AverageAnnualReturnYear05	19.43%
10 Years	rr_AverageAnnualReturnYear10	6.21%
Westcore Equity Fund | Westcore MIDCO Growth Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	28.64%
5 Years	rr_AverageAnnualReturnYear05	17.25%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Westcore Equity Fund | Westcore MIDCO Growth Fund | Retail Class | Russell Midcap Growth Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.74%
5 Years	rr_AverageAnnualReturnYear05	23.37%
10 Years	rr_AverageAnnualReturnYear10	9.77%
Westcore Equity Fund | Westcore MIDCO Growth Fund | Institutional Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIMGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[1]
One Year	rr_ExpenseExampleYear01	90
Three Years	rr_ExpenseExampleYear03	296
Five Years	rr_ExpenseExampleYear05	518
Ten Years	rr_ExpenseExampleYear10	1,159
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	44.94%
5 Years	rr_AverageAnnualReturnYear05	21.95%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Equity Fund | Westcore MIDCO Growth Fund | Institutional Class | Russell Midcap Growth Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.74%
5 Years	rr_AverageAnnualReturnYear05	23.37%
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Equity Fund | Westcore Select Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Select Fund (the “Fund”) seeks to achieve long-term growth of capital through a limited number of investments in primarily medium-sized companies selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests in the common stock of 20 to 35 companies that the portfolio management team believes have attractive growth prospects.

  The Fund invests primarily in medium-sized companies but may also invest in smaller market capitalization companies. Shareholders should expect the Fund to have a significant overlap with the investments held in the Westcore MIDCO Growth Fund.

  The Fund currently considers 'medium sized companies' to be companies whose market capitalizations, at the time of purchase, are similar in size to those included in its benchmark index, the Russell Midcap Growth Index. As of the most recent 'reconstitution' of the benchmark index on June 28, 2013, the benchmark capitalization range was $519 million to $30.3 billion. As of March 31, 2014, the weighted average market capitalization of the benchmark index was approximately $12.5 billion as compared to approximately $11.4 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

  The team implements an investment strategy primarily through independent 'bottom-up' fundamental research. The team constructs a portfolio designed to generate alpha (which the team understands to mean the risk adjusted excess return relative to the Fund's benchmark) primarily through stock selection.

  The team uses a proprietary disconted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF Model is utilized for two primary purposes - to understand what assumptions are implied in a stock's current price, and to generate and expected value for each stock, based on the team's internally generated forecasts.

  With respect to portfolio structure, the team maintains exposure to several sectors, however due to the limited number of holdings in the Fund, it is expected that the variance in sector weights as compared to the benchmark may be significant. The team maintains guidelines to monitor this variance.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in the common stock of 20-35 companies that the team believes have attractive growth prospects.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss.You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign

  Portfolio Management Risk.The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Indirect Foreign Exposure Risk.Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

  Small and Mid Cap Company Risk.The small-and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

  Portfolio Turnover Risk.A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9/30/2009 20.13% Lowest Quarterly Return: 9/30/2011 (25.93)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.93%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore Select Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSLX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[1]
One Year	rr_ExpenseExampleYear01	110
Three Years	rr_ExpenseExampleYear03	343
Five Years	rr_ExpenseExampleYear05	595
Ten Years	rr_ExpenseExampleYear10	1,316
2004	rr_AnnualReturn2004	17.75%
2005	rr_AnnualReturn2005	7.92%
2006	rr_AnnualReturn2006	18.75%
2007	rr_AnnualReturn2007	15.25%
2008	rr_AnnualReturn2008	(34.35%)
2009	rr_AnnualReturn2009	41.08%
2010	rr_AnnualReturn2010	30.55%
2011	rr_AnnualReturn2011	(10.61%)
Annual Return 2012	rr_AnnualReturn2012	(11.28%)
Annual Return 2013	rr_AnnualReturn2013	45.84%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	45.84%
5 Years	rr_AverageAnnualReturnYear05	16.33%
10 Years	rr_AverageAnnualReturnYear10	9.30%
Westcore Equity Fund | Westcore Select Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	45.84%
5 Years	rr_AverageAnnualReturnYear05	16.29%
10 Years	rr_AverageAnnualReturnYear10	8.98%
Westcore Equity Fund | Westcore Select Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	25.95%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	7.53%
Westcore Equity Fund | Westcore Select Fund | Retail Class | Russell Midcap Growth Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.74%
5 Years	rr_AverageAnnualReturnYear05	23.37%
10 Years	rr_AverageAnnualReturnYear10	9.77%
Westcore Equity Fund | Westcore Small-Cap Growth Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SMALL-CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Small-Cap Growth Fund (the 'Fund') seeks to achieve long-term capital appreciation by investing primarily in small-capitalization growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund emphasizes investments in small-capitalization or "small-cap" companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.

  Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-cap companies.

  The Fund currently considers "small-cap companies" to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Growth Index, at the time of purchase. As of the most recent "reconstitution" of the benchmark index on June 28, 2013 the benchmark capitalization range was $36 million to $5.8 billion. Please note that these market capitalization measures will fluctuate over time.

  The team implements an investment strategy primarily through independent "bottom-up" fundamental research. The team constructs a portfolio designed to generate alpha (which the team understands to mean the risk adjusted excess return relative to the Fund's benchmark) primarily through stock selection.

  The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes to understand what assumptions are implied in a stocks current price, and to generate an expected value for each stock, based on the teams internally generated forecasts.

  With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk.As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Portfolio Management Risk.The Fund is subject to the risk that the securities held by the Fund will underperform other securities and or may decline in value.

  New Fund Risk.There can be no assurance that the Fund will grow to or maintain an economically viable size. There may be limited or no performance history for investors to evaluate.

  Small Company Risk. Investing in securities of small-cap companies generally involves a higher degree of risk than investing in securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decrease.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund once it has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore Small-Cap Growth Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSGX
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from	rr_ExchangeFeeOverRedemption	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.26%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.96%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[4]
One Year	rr_ExpenseExampleYear01	132
Three Years	rr_ExpenseExampleYear03	820
Westcore Equity Fund | Westcore Small-Cap Growth Fund | Retail Class | Russell 2000 Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Westcore Equity Fund | Westcore Small-Cap Growth Fund | Institutional Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WISGX
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from	rr_ExchangeFeeOverRedemption	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.11%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.96%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[4]
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	775
Westcore Equity Fund | Westcore Small-Cap Growth Fund | Institutional Class | Russell 2000 Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Westcore Equity Fund | Westcore Blue Chip Dividend Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE BLUE CHIP DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Blue Chip Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation primarily through investments in large, well-established dividend-paying companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund emphasizes investments in global, large well-established, dividend-paying companies that meet the portfolio management team's investment criteria based on various financial measures ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company's ability to grow its dividend while also taking into account the valuation of a company.

  The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.

  The Fund currently considers "large, well-established" companies to be those with a market capitalization of at least $5 billion at the time of purchase with a record, together with predecessors, equal to or greater than three years of continuous operation. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.

  The team believes that the combination of proprietary quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends.

  The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company's competitive advantage.

  With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to country or sector limitations. The number of holdings is expected to be typically 25 to 30 stocks.

  The Fund can invest in securities of companies whose stock is traded on U.S. or foreign markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  The Fund considers "foreign companies" to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States.

  The team may invest in forward currency contracts in an attempt to reduce the portfolio's exposure to different foreign currencies.

  Stocks may be sold when business fundamentals and-or dividend growth prospects have changed or the stock price has achieved the team's valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk.As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Direct Foreign Exposure Risk. The Fund may invest in non-U.S. traded securities. There are risks and costs involved in investing in non-U.S. traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund's ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country.

  Indirect Foreign Exposure Risk.Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

  Currency Risk. In addition, the Fund's exposure to foreign markets may affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates. Forward currency contracts may be used to mitigate this risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class compared with those of unmanaged indexes of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www. westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of unmanaged indexes of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2009 15.16% Lowest Quarterly Return: 12/31/2008 (22.97)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore Blue Chip Dividend Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTMVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1]
One Year	rr_ExpenseExampleYear01	101
Three Years	rr_ExpenseExampleYear03	347
Five Years	rr_ExpenseExampleYear05	613
Ten Years	rr_ExpenseExampleYear10	1,371
2004	rr_AnnualReturn2004	12.65%
2005	rr_AnnualReturn2005	7.76%
2006	rr_AnnualReturn2006	12.19%
2007	rr_AnnualReturn2007	3.13%
2008	rr_AnnualReturn2008	(36.24%)
2009	rr_AnnualReturn2009	29.87%
2010	rr_AnnualReturn2010	3.99%
2011	rr_AnnualReturn2011	5.19%
Annual Return 2012	rr_AnnualReturn2012	13.39%
Annual Return 2013	rr_AnnualReturn2013	24.53%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.53%
5 Years	rr_AverageAnnualReturnYear05	14.94%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Westcore Equity Fund | Westcore Blue Chip Dividend Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	13.04%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Westcore Equity Fund | Westcore Blue Chip Dividend Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Westcore Equity Fund | Westcore Blue Chip Dividend Fund | Retail Class | Sp 500 Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Westcore Equity Fund | Westcore Blue Chip Dividend Fund | Institutional Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIMVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[1]
One Year	rr_ExpenseExampleYear01	83
Three Years	rr_ExpenseExampleYear03	295
Five Years	rr_ExpenseExampleYear05	525
Ten Years	rr_ExpenseExampleYear10	1,185
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.72%
5 Years	rr_AverageAnnualReturnYear05	15.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Equity Fund | Westcore Blue Chip Dividend Fund | Institutional Class | Sp 500 Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Equity Fund | Westcore Mid-Cap Value Dividend Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MID-CAP VALUE DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Westcore Mid-Cap Value Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation by investing primarily in dividend-paying, medium-sized companies whose stocks appear to be undervalued.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund emphasizes investments in dividend-paying, medium-sized companies that the portfolio management team believes to be undervalued based upon various financial measures-ratios and rigorous company-specific research and analysis.

  Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in mid-cap dividend-paying companies.

  The Fund currently considers 'medium-sized companies' to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Value Index, at the time of purchase. As of the most recent 'reconstitution' of the benchmark index on June 28, 2013, the benchmark capitalization range was $487 million to $30.3 billion. As of March 31, 2014, the weighted average market capitalization of the benchmark index was approximately $11.1 billion as compared to approximately $7.4 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

  The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha (i.e., the risk-adjusted excess return relative to the Fund's benchmark) primarily through stock selection.

  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

  The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by speaking to sources that 'touch' the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.

  Investing in cash-generative companies at attractive valuations is the goal of the team's process. The team values companies based primarily on a proprietary discounted cash-flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

  With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in mid-cap dividend-paying companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk.As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Portfolio Management Risk.The Fund is subject to the risk that the securities held by the Fund will underperform other securities and-or may decline in value.

  Small-and Mid-Cap Company Risk.The small-and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

  Indirect Foreign Exposure Risk.Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class compared with those of unmanaged indexes of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 20.25% Lowest Quarterly Return: 12/31/2008 (26.52)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.52%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore Mid-Cap Value Dividend Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTMCX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[1]
One Year	rr_ExpenseExampleYear01	126
Three Years	rr_ExpenseExampleYear03	393
Five Years	rr_ExpenseExampleYear05	681
Ten Years	rr_ExpenseExampleYear10	1,498
2004	rr_AnnualReturn2004	20.71%
2005	rr_AnnualReturn2005	15.97%
2006	rr_AnnualReturn2006	12.15%
2007	rr_AnnualReturn2007	1.66%
2008	rr_AnnualReturn2008	(42.38%)
2009	rr_AnnualReturn2009	31.95%
2010	rr_AnnualReturn2010	20.18%
2011	rr_AnnualReturn2011	(0.02%)
Annual Return 2012	rr_AnnualReturn2012	12.39%
Annual Return 2013	rr_AnnualReturn2013	30.57%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.57%
5 Years	rr_AverageAnnualReturnYear05	18.40%
10 Years	rr_AverageAnnualReturnYear10	7.90%
Westcore Equity Fund | Westcore Mid-Cap Value Dividend Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	30.27%
5 Years	rr_AverageAnnualReturnYear05	18.23%
10 Years	rr_AverageAnnualReturnYear10	7.57%
Westcore Equity Fund | Westcore Mid-Cap Value Dividend Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.53%
5 Years	rr_AverageAnnualReturnYear05	15.01%
10 Years	rr_AverageAnnualReturnYear10	6.47%
Westcore Equity Fund | Westcore Mid-Cap Value Dividend Fund | Retail Class | Russell Midcap Value Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
Westcore Equity Fund | Westcore Small-Cap Value Dividend Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SMALL-CAP VALUE DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Westcore Small-Cap Value Dividend Fund (the 'Fund') seeks to achieve long-term capital appreciation primarily through investments in dividend-paying companies with small capitalizations whose stocks appear to be undervalued.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your costs may be higher or lower, based on these assumptions your actual costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund emphasizes investments in dividend-paying, small-cap companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

  Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in small-cap dividend-paying companies.

  The Fund currently considers 'small-cap companies' to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Value Index, at the time of purchase. As of the most recent 'reconstitution' of the benchmark index on June 28, 2013, the benchmark capitalization range was $23 million to $5.6 billion. As of March 31, 2014, the weighted average market capitalization of the benchmark index was approximately $1.7 billion as compared to approximately $2.1 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

  The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha (i.e., the risk-adjusted excess return relative to the Fund's benchmark) primarily through stock selection.

  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

  The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by speaking to sources that 'touch' the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.

  Investing in cash-generative companies at attractive valuations is the goal of the team's process. The team values companies based primarily on a proprietary discounted cash-flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

  With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap dividend-paying companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk.As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and-or may decline in value.

  Small Company Risk. The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small-cap companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Fund to be more volatile

  Indirect Foreign Exposure Risk.Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one year, five years and since inception for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE(2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 9/30/2009 20.98% Lowest Quarterly Return: 12/31/2008 (27.89)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore Small-Cap Value Dividend Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
One Year	rr_ExpenseExampleYear01	132
Three Years	rr_ExpenseExampleYear03	431
Five Years	rr_ExpenseExampleYear05	752
Ten Years	rr_ExpenseExampleYear10	1,659
2005	rr_AnnualReturn2005	4.45%
2006	rr_AnnualReturn2006	23.54%
2007	rr_AnnualReturn2007	(3.38%)
2008	rr_AnnualReturn2008	(33.57%)
2009	rr_AnnualReturn2009	22.08%
2010	rr_AnnualReturn2010	27.03%
2011	rr_AnnualReturn2011	(0.31%)
Annual Return 2012	rr_AnnualReturn2012	9.69%
Annual Return 2013	rr_AnnualReturn2013	36.49%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.49%
5 Years	rr_AverageAnnualReturnYear05	18.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2004
Westcore Equity Fund | Westcore Small-Cap Value Dividend Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	30.50%
5 Years	rr_AverageAnnualReturnYear05	17.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2004
Westcore Equity Fund | Westcore Small-Cap Value Dividend Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	24.44%
5 Years	rr_AverageAnnualReturnYear05	14.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2004
Westcore Equity Fund | Westcore Small-Cap Value Dividend Fund | Retail Class | Russell 2000 Value Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	34.52%
5 Years	rr_AverageAnnualReturnYear05	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2004
Westcore Equity Fund | Westcore Small-Cap Value Dividend Fund | Institutional Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WISVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[1]
One Year	rr_ExpenseExampleYear01	114
Three Years	rr_ExpenseExampleYear03	377
Five Years	rr_ExpenseExampleYear05	660
Ten Years	rr_ExpenseExampleYear10	1,467
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.86%
5 Years	rr_AverageAnnualReturnYear05	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Equity Fund | Westcore Small-Cap Value Dividend Fund | Institutional Class | Russell 2000 Value Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	34.52%
5 Years	rr_AverageAnnualReturnYear05	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Equity Fund | Westcore Micro-Cap Opportunity Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MICRO-CAP OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Micro-Cap Opportunity Fund (the 'Fund') seeks to achieve long-term capital appreciation by investing in micro-cap companies whose stocks appear to be undervalued.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests primarily in the common stock of micro-cap companies that the portfolio management team believes to be undervalued.

  The team uses a proprietary multi-factor quantitative investment model to identify such companies based on various financial measures and-or ratios.

  Under normal circumstances at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.

  The Fund currently considers 'micro-cap companies' to be those companies included in, or similar in size to those included in its benchmark index, the Russell Microcap Index, at the time of purchase. As of the most recent 'reconstitution' of the benchmark index on June 28, 2013, the benchmark capitalization range was $5 million to $2.4 billion. As of March 31, 2014, the weighted average market capitalization of the benchmark index was approximately $571 million as compared to approximately $472 million for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

  With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when the team's investment model determines that the risk characteristics outweigh any potential appreciation or it identifies better investment opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and-or may decline in value.

  Micro-Cap Company Risk. The Fund is also subject to the general risk that the stocks of micro-cap companies can involve greater risks than those associated with larger, more established companies. Micro-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-cap companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one year, five years and since inception compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 20.33% Lowest Quarterly Return: 9/30/2011 (21.02)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore Micro-Cap Opportunity Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTMIX
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from	rr_ExchangeFeeOverRedemption	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[1]
One Year	rr_ExpenseExampleYear01	136
Three Years	rr_ExpenseExampleYear03	561
Five Years	rr_ExpenseExampleYear05	1,012
Ten Years	rr_ExpenseExampleYear10	2,261
2009	rr_AnnualReturn2009	15.40%
2010	rr_AnnualReturn2010	33.49%
2011	rr_AnnualReturn2011	(3.55%)
Annual Return 2012	rr_AnnualReturn2012	15.60%
Annual Return 2013	rr_AnnualReturn2013	46.20%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	46.20%
5 Years	rr_AverageAnnualReturnYear05	20.25%
Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2008
Westcore Equity Fund | Westcore Micro-Cap Opportunity Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	45.46%
5 Years	rr_AverageAnnualReturnYear05	19.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2008
Westcore Equity Fund | Westcore Micro-Cap Opportunity Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	26.68%
5 Years	rr_AverageAnnualReturnYear05	16.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2008
Westcore Equity Fund | Westcore Micro-Cap Opportunity Fund | Retail Class | Russell Microcap Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	45.62%
5 Years	rr_AverageAnnualReturnYear05	21.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2008
Westcore Equity Fund | Westcore International Small-Cap Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE INTERNATIONAL SMALL-CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore International Small-Cap Fund (the 'Fund') seeks to achieve long-term growth of capital primarily through investments in international small-cap companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests primarily in the common stock of approximately 35 to 60 foreign small-cap companies that are trading at a discount to the portfolio management team's (the 'team') estimated intrinsic value of such company with the potential to grow their earnings and cash flows.

  Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in international small-cap companies.

  The Fund currently considers 'small-cap companies' to be those companies included in, or similar in size to those included in its benchmark index, the MSCI EAFE Small-Cap Index, at the time of purchase. As of March 31, 2014, companies within this benchmark index ranged from approximately $26.4 million to $9 billion in market capitalization. As of March 31, 2014, the weighted average market capitalization of the benchmark was approximately $2.5 billion as compared to approximately $2.1 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

  Under normal circumstances, the Fund primarily invests its assets in common stocks of foreign companies in developed countries. The Fund may, to a lesser extent, invest in emerging markets and-or in U.S.based companies.

  The team implements an investment strategy that is based on the belief that investing in businesses trading at a significant discount to intrinsic value leads to strong performance over time. Utilizing a bottom-up approach grounded in independent fundamental research, the team constructs a portfolio designed to generate alpha (i.e., the risk-adjusted excess return relative to the Fund's benchmark) primarily through stock selection.

  The team seeks to capitalize on the inefficiencies within its international small-cap universe. Investments are made in small-cap companies primarily in developed foreign markets.

  The team believes the best way to identify attractive candidates for research is to consider companies within its entire international small-cap universe. The team does not eliminate any industries from the research process and does not pre-judge companies based on the nature of the business but rather focuses on the underlying characteristics of the business.

  Investing in attractively-valued, cash-generative companies is the goal of the team's process. Using proprietary fundamental research, the team looks for key attributes in companies including free cash flow, earnings growth, return on invested capital, balance sheet strength and relative upside to its estimate of intrinsic value. It seeks to manage risk through a valuation discipline, in-depth fundamental analysis and portfolio structure.

  The team may invest in forward currency contracts to adjust the portfolio's exposure to different currencies consistent with the team's targets, which consider the currency weightings within the Fund's benchmark index.

  The Fund considers 'foreign companies' to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States. For purposes of determining the countries in which the Fund invests, the following countries are currently considered to be 'developed countries': Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund considers emerging market countries to be those countries that are neither the United States nor developed countries

  Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in international small-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and-or may decline in value.

  Small Company Risk. The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small-cap companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Fund to be more volatile.

  Direct Foreign Exposure Risk. The Fund may invest in non-U.S. traded securities. There are risks and costs involved in investing in non-U.S. traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund's ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country.

  Currency Risk. In addition, the Fund's significant exposure to foreign markets can regularly affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates. Use of forward currency contracts can further increase this risk.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by these same foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 36.15% Lowest Quarterly Return: 12/31/2008 (24.73)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Equity Fund | Westcore International Small-Cap Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTIFX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
One Year	rr_ExpenseExampleYear01	153
Three Years	rr_ExpenseExampleYear03	501
Five Years	rr_ExpenseExampleYear05	874
Ten Years	rr_ExpenseExampleYear10	1,919
2004	rr_AnnualReturn2004	3.24%
2005	rr_AnnualReturn2005	19.51%
2006	rr_AnnualReturn2006	18.79%
2007	rr_AnnualReturn2007	2.94%
2008	rr_AnnualReturn2008	(48.86%)
2009	rr_AnnualReturn2009	64.17%
2010	rr_AnnualReturn2010	35.25%
2011	rr_AnnualReturn2011	(5.75%)
Annual Return 2012	rr_AnnualReturn2012	24.84%
Annual Return 2013	rr_AnnualReturn2013	22.36%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.36%
5 Years	rr_AverageAnnualReturnYear05	26.16%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Westcore Equity Fund | Westcore International Small-Cap Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.14%
5 Years	rr_AverageAnnualReturnYear05	25.74%
10 Years	rr_AverageAnnualReturnYear10	9.16%
Westcore Equity Fund | Westcore International Small-Cap Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.06%
5 Years	rr_AverageAnnualReturnYear05	21.68%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Westcore Equity Fund | Westcore International Small-Cap Fund | Retail Class | Msci Eafe Small-Cap Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	MSCI EAFE Small-Cap Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	29.30%
5 Years	rr_AverageAnnualReturnYear05	18.50%
10 Years	rr_AverageAnnualReturnYear10	9.48%
Westcore Bond Fund | Westcore Flexible Income Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE FLEXIBLE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Westcore Flexible Income Fund (the 'Fund') seeks to achieve long-term total rate of return, primarily through investments in bonds, and to a lesser extent through convertible securities and high-yielding equities consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests in a wide variety of income-producing securities, primarily through investments in bonds (which includes, but is not limited to, corporate bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds), and to a lesser extent through convertible bonds and equity securities, including both convertible and non-convertible preferred stock and common stock.

  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.

  The Fund may (i) invest up to twenty percent (20%) of its assets in primarily dividend-paying common stocks and (ii) own an unlimited amount of high-yield/high-risk bonds. These are bonds rated below investment grade (also known as 'junk' bonds) by at least one nationally recognized rating agency such as Moody's or Standard AND Poor's (a 'Rating Agency') or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default.

  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.

  The Fund emphasizes investments in corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the portfolio management team's research to identify companies with stable or improving credit characteristics, which may result in price appreciation.

  The Fund may invest in other securities, including equity securities, primarily common and preferred stock, trust preferred securities, debt issued by REITs, mortgage-backed, asset-backed and other structured securities which may also offer higher yield than government securities.

  The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

  The Fund's portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha (i.e., the risk-adjusted excess return relative to the Fund's benchmark) primarily through security and sector selection and, secondarily, through portfolio level decisions.

  Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk. .

  Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser's equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes..

  Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Interest Rate Risk.A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ('NAV') will likewise decrease.

  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and-or may decline in value.

  Liquidity Risk. The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as 'junk' bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

  Market Risk. The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

  Interest Rate Futures Risk. The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2009 19.35% Lowest Quarterly Return: 12/31/2008 (15.63)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Bond Fund | Westcore Flexible Income Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTLTX
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from	rr_ExchangeFeeOverRedemption	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
One Year	rr_ExpenseExampleYear01	87
Three Years	rr_ExpenseExampleYear03	284
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	1,113
2004	rr_AnnualReturn2004	10.39%
2005	rr_AnnualReturn2005	(0.35%)
2006	rr_AnnualReturn2006	14.26%
2007	rr_AnnualReturn2007	(3.45%)
2008	rr_AnnualReturn2008	(29.97%)
2009	rr_AnnualReturn2009	40.09%
2010	rr_AnnualReturn2010	12.71%
2011	rr_AnnualReturn2011	8.13%
Annual Return 2012	rr_AnnualReturn2012	10.49%
Annual Return 2013	rr_AnnualReturn2013	4.31%
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Westcore Bond Fund | Westcore Flexible Income Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	11.95%
10 Years	rr_AverageAnnualReturnYear10	2.93%
Westcore Bond Fund | Westcore Flexible Income Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Westcore Bond Fund | Westcore Flexible Income Fund | Retail Class | Barclays Capital U.S. Corporate High Yield Ba Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	16.57%
10 Years	rr_AverageAnnualReturnYear10	8.41%
Westcore Bond Fund | Westcore Flexible Income Fund | Institutional Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WILTX
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from	rr_ExchangeFeeOverRedemption	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[1]
One Year	rr_ExpenseExampleYear01	70
Three Years	rr_ExpenseExampleYear03	311
Five Years	rr_ExpenseExampleYear05	571
Ten Years	rr_ExpenseExampleYear10	1,313
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.45%
5 Years	rr_AverageAnnualReturnYear05	14.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Bond Fund | Westcore Flexible Income Fund | Institutional Class | Barclays Capital U.S. Corporate High Yield Ba Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	16.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Bond Fund | Westcore Plus Bond Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE PLUS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Plus Bond Fund (the 'Fund') seeks to achieve long-term total rate of return, consistent with preservation of capital, by investing primarily in investment-grade bonds of varying maturities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests primarily in investment grade debt securities those rated in the top four rating categories by at least one nationally recognized rating agency such as Moody's or Standard AND Poor's 'Rating Agency'. The dollar weighted average quality is expected to be 'Baa' or better. A 'Baa' rating typically is the lowest of the four investment grade categories.

  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include, but are not limited to, corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds.

  The Fund may (i) invest up to thirty-five percent (35%) of its assets in below investment-grade securities, (also known as 'junk' bonds), which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default and (ii) invest up to twenty percent (20%) in equity securities, generally in preferred stocks but common stocks are allowed.

  Although the Fund normally focuses on U.S.dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.

  The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

  The portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The team seeks to deliver alpha (i.e., the risk-adjusted excess return relative to the Fund's benchmark) primarily through security and sector selection. However, the team opportunistically uses top-down strategies, such as increasing or decreasing exposure to interest rate changes, when market conditions are compelling.

  Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser's equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.

  Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk.

  Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include, but are not limited to, corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

  Liquidity Risk. The Fund is subject to additional risks in that each may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

  Market Risk. The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the U.S. and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Indirect Foreign Exposure Risk. In addition, the Fund’s investments in securities and their issuers that trade on a foreign exchange or are organized under the laws of a foreign country may be impacted by special foreign exposure risks, including but not limited to, less government regulation, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and another country. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market country.

  Interest Rate Futures Risk. The Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 9/30/2009 4.33% Lowest Quarterly Return: 9/30/2008 (3.04)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Bond Fund | Westcore Plus Bond Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTIBX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[1]
One Year	rr_ExpenseExampleYear01	56
Three Years	rr_ExpenseExampleYear03	213
Five Years	rr_ExpenseExampleYear05	384
Ten Years	rr_ExpenseExampleYear10	878
2004	rr_AnnualReturn2004	6.39%
2005	rr_AnnualReturn2005	2.06%
2006	rr_AnnualReturn2006	5.85%
2007	rr_AnnualReturn2007	5.42%
2008	rr_AnnualReturn2008	(1.86%)
2009	rr_AnnualReturn2009	10.42%
2010	rr_AnnualReturn2010	7.22%
2011	rr_AnnualReturn2011	7.55%
Annual Return 2012	rr_AnnualReturn2012	5.67%
Annual Return 2013	rr_AnnualReturn2013	(1.23%)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.23%)
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Westcore Bond Fund | Westcore Plus Bond Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.73%)
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	2.98%
Westcore Bond Fund | Westcore Plus Bond Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Westcore Bond Fund | Westcore Plus Bond Fund | Retail Class | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Westcore Bond Fund | Westcore Plus Bond Fund | Institutional Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIIBX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.38%	[1]
One Year	rr_ExpenseExampleYear01	39
Three Years	rr_ExpenseExampleYear03	159
Five Years	rr_ExpenseExampleYear05	290
Ten Years	rr_ExpenseExampleYear10	673
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
5 Years	rr_AverageAnnualReturnYear05	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Bond Fund | Westcore Plus Bond Fund | Institutional Class | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Bond Fund | Westcore Colorado Tax-Exempt Fund
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE COLORADO TAX-EXEMPT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Westcore Colorado Tax-Exempt Fund (the 'Fund') seeks income exempt from both federal and Colorado state personal income taxes by emphasizing investment-grade Colorado municipal bonds with intermediate maturities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from both federal and Colorado state income tax.

  The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agency such as Moody's or Standard AND Poor's ('Rating Agencies').

  The Fund may invest up to twenty-five percent (25%) of its total assets in municipal bonds rated at the time of purchase in the fourth highest investment-grade category. The fourth category is the lowest investment-grade category.

  The Fund may invest in unrated bonds if the portfolio management team determines they are comparable in quality to instruments that meet the Fund's rating requirements.

  The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer's ability to generate revenues or levy taxes in order to meet its obligations.

  Given the Fund's tax-exempt focus, the team also strives to maintain a low portfolio turnover through a buy and hold strategy in an effort to minimize the Fund's capital gain distributions. In addition, the team avoids investing in municipal bonds that are subject to the Alternative Minimum Tax.

  The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.

  Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from both federal and Colorado state income tax.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Risk of Loss. You could lose money by investing in the Fund.

  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ('NAV') will likewise decrease.

  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds' share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

  State Specific Risk. The Fund is also subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds such as a national tax-exempt fund..

  Market Risk. The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

  Non-Diversification Risk. The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado and as such must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.

  Tax Risk. The Fund may be more adversely impacted by changes in tax rates and policies than other funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9/30/2009 5.37% Lowest Quarterly Return: 12/31/2010 (3.65)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Bond Fund | Westcore Colorado Tax-Exempt Fund | Retail Class
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTCOX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
One Year	rr_ExpenseExampleYear01	66
Three Years	rr_ExpenseExampleYear03	240
Five Years	rr_ExpenseExampleYear05	429
Ten Years	rr_ExpenseExampleYear10	$ 975
2004	rr_AnnualReturn2004	2.54%
2005	rr_AnnualReturn2005	1.53%
2006	rr_AnnualReturn2006	4.02%
2007	rr_AnnualReturn2007	2.84%
2008	rr_AnnualReturn2008	(1.34%)
2009	rr_AnnualReturn2009	10.71%
2010	rr_AnnualReturn2010	1.77%
2011	rr_AnnualReturn2011	8.88%
Annual Return 2012	rr_AnnualReturn2012	5.57%
Annual Return 2013	rr_AnnualReturn2013	(2.56%)
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.56%)
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Westcore Bond Fund | Westcore Colorado Tax-Exempt Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.56%)
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Westcore Bond Fund | Westcore Colorado Tax-Exempt Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Westcore Bond Fund | Westcore Colorado Tax-Exempt Fund | Retail Class | Barclays Capital 10-Year Municipal Bond Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes
Average Annual Total Returns	rr_AverageAnnualReturnLabel	Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	5.83%
10 Years	rr_AverageAnnualReturnYear10	4.65%

[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2015. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[3]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[4]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's initial fiscal year.
[5]	Denver Investments (the "Adviser") contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2015. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[6]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.99% for the Fund's Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2015. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[7]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.25% for the Fund's Retail Class for such period. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[8]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[9]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.50% for the Fund's Retail Class for such period. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[10]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.85% for the Fund's Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2015. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[11]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.55% for the Fund's Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2015. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[12]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2014 until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.65% for the Fund's Retail Class for such period. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.